Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

Note 2: - Significant Accounting Policies

a.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP). The significant accounting policies followed in the preparation of the financial statements applied on a consistent basis for all years presented in these financial statements.

The consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

b.	Use of estimates:

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such estimates and assumptions including fair value of warrants and stock-based compensation.

The Company bases these estimates on historical and anticipated results, trends and other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

c.	Consolidated financial statements in U.S. dollars:

A substantial portion the Company’s activity including transactions with customers, as well as equity transactions and cash investments, are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The subsidiaries functional currency is the currency of the primary economic environment in which the subsidiaries operate; normally, that is the currency of the environment in which the subsidiaries primarily generate and expend cash. In making the determination of the appropriate functional currency for the subsidiaries, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiaries’ relationship with both the parent company and other subsidiaries. The Company has determined the functional currency of its subsidiaries to be the U.S. dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

Transactions in foreign currency are translated into dollars in accordance with the principles set forth in ASC Subtopic 830-20, Foreign Currency Transaction. Monetary assets and liabilities denominated in foreign currencies of the reporting date are translated to the functional currency at the closing rate at the end of the reporting period. Non-monetary assets and liabilities denominated in foreign currency are translated using the exchange rate at the date of the transaction. Gains and losses from remeasurement of assets and liabilities denominated in currencies other than the respective functional currencies are included in the consolidated statements of operations.

d.	Concentration of credit risk:

Most of the Company’s cash and cash equivalents, restricted cash, short-term deposits and funds held in escrow were deposited with Israeli banks and were comprised mainly of cash deposits and short-term deposits.

The Company’s trade receivables are derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

e.	Cash and cash equivalents and restricted cash:

The Company considers all highly liquid short-term deposits with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in short-term deposits.

Restricted cash consists of deposits at a financial institution that serves as collateral for a credit card agreement and lease agreements.

f.	Short term deposits:

Short-term deposits are bank deposits with an original maturity of more than three months and less than one year from the date of acquisition. The deposits are presented according to their terms of deposit. As of December 31, 2025 and 2024, these bank deposit bearing annual interest rates in the range of 4.5%-5.4%.

g.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange. The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term deposits, restricted cash, trade receivables, other current assets, trade payables, employees and payroll accruals, accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities. In accordance with ASC No. 820, the Company measures its short-term deposits and warrant liability at fair value. Short-term deposits are classified within Level 1 because these assets are valued using quoted market prices. Fair value represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3—Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s private warrants are measured at each reporting period, with changes in fair value recognized in the statement of operations. Refer to Note 9.

For convertible bonds measurement under fair value, see 2u below.

h.	Trade receivables, net

Trade receivables are recorded at the invoiced amount and do not bear interest. Trade receivables are periodically assessed for allowance for doubtful accounts, which is the Company’s best estimate of the amount of credit losses with respect to its existing trade receivable. The Company’s accounts receivables accounting policy from January 1, 2023, following the adoption of the new current expected credit losses (“CECL”) standard.

The Company estimates CECL on trade receivables at inception for estimated losses resulting from the inability of the Company’s customers to make required payments, based on estimated current expected credit losses. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering historical information, current market conditions and reasonable and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

The allowance for credit losses was not material for the year ended December 31, 2025. The Company recorded an allowance for credit losses of $896 for the first year ended December 31, 2024. The allowance for credit losses was not material for the year ended December 31, 2023.

i.	Property and equipment:

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or sale, the cost of assets disposed and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in statement of operation. Repair and maintenance costs are expensed as incurred.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and peripheral equipment	15-33
Office furniture and equipment	7-15
Vehicles	15
Leasehold improvement	(*)

(*)	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.
j.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During the years ended December 31, 2025, 2024 and 2023, no impairment losses were identified.

k.	Accrued post-employment benefit:

The employees of Arbe Ltd. are included under section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”). Pursuant to Section 14, the Company’s Israeli employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, deposited on their behalf to their chosen insurance funds. By making the payments in accordance with Section 14, the Company is released from any future severance payments in respect of those employees. The obligation to make the monthly deposits is expensed as incurred. The deposits pursuant to Section 14 are not recorded as an asset in the consolidated balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments. Severance costs amounted to approximately $1,318, $1,227 and $1,166 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company’s U.S. subsidiary has a 401(k) defined contribution plan covering two employees in the United States. The expense recorded by the U.S. subsidiary for matching contributions for the years ended December 31, 2025, 2024 and 2023 were immaterial.

l.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all stock-based payment awards made to employees, nonemployees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the Company’s statements of operations over the applicable service periods.

The Company measures its stock-based payment awards made to employees, directors, and non-employee service providers based on estimated fair values. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model which requires several assumptions, of which the most significant are the expected share price volatility and the expected option term. The Company recognizes forfeitures of equity-based awards as they occur. For graded vesting awards, the Company recognizes compensation expenses based on the straight-line method over the applicable service period.

m.	Net loss per ordinary share:

The Company computes net loss per share using the two-class method required for participating securities. There were no participating securities in the years ended December 31, 2025, 2024 and 2023.

The Company’s basic net loss per ordinary share is calculated by dividing net loss by the weighted-average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per ordinary share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per ordinary share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive. Refer to Note 12.

n.	Other comprehensive loss:

The Company has no components of comprehensive loss other than net loss. Thus, comprehensive loss is the same as net loss for the periods presented.

o.	Revenue recognition:

The Company follows the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which apply to all contracts with customers. Under Topic 606, revenues are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine the appropriate revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps:

●	Identify the contract(s) with a customer;

●	Identify the performance obligations in the contract;

●	Determine the transaction price;

●	Allocate the transaction price to the performance obligations in the contract; and

●	Recognize revenue when (or as) the entity satisfies a performance obligation.

At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within the contract and determines the performance obligations and assesses whether each promised good or service is distinct. The Company evaluates each performance obligation to determine if it is satisfied at a point in time or over time. Refer to Note 3.

Nature of Products and Services

The Company derives its revenues mainly from sales of chipsets and prototype radar systems to be installed onto automotive or other vehicles as part of an integrated system and professional services. Revenue from chipsets and prototype radar systems is recognized at the point in time when the control of the goods is transferred to the customer, generally upon delivery, and the Company has no remaining performance obligations.

Right of Return

The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit. Therefore, the Company does not estimate returns and generally recognizes revenue at contract price upon product delivery.

p.	Cost of revenues:

Cost of revenue includes the manufacturing cost of radar sensors and chipsets, which primarily consists of components cost, assembly costs and personnel-related costs directly associated with our customer support personnel.

q.	Research and development expenses, net:

Research and development costs, net of grants received, are charged to the consolidated statement of operations as incurred.

r.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This standard prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial statement carrying amount and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. The Company recognizes the tax benefit from a tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority using the facts, circumstances, and information available at the reporting date.

s.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies.” A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2025 and 2024, the Company is not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

t.	Convertible bonds:

The Company recognized its convertible bonds as a liability and the cash held in escrow as other assets funds held in escrow, in the balance sheet. As the convertible debt contained embedded features not closely related to the host contract, the Company elected to apply the fair value option to it. The fair value of the convertible bonds is measured under FV level 1 and is based on the quoted price of the bonds on the TASE. The Company elected to measure the bonds initially and subsequently at fair value. Thus, the convertible bonds’ issuance costs expensed as incurred to statement of operations. The fair value of the convertible debt is based on its quoted price. Changes in the fair value of the convertible bonds are recognized in profit or loss.

u.	Leases:

The Company accounts for leases in accordance with Accounting Standards Codification (“ASC”) Topic 842, Leases.

The Company does not recognize a lease liability and a right-of-use (“ROU”) asset on the balance sheet for leases with a term of twelve months or less. The Company recognizes the associated lease payments for such leases in the consolidated statements of income on a straight-line basis over the lease term.

Under Topic 842, the Company determines if an arrangement is a lease at inception. ROU assets and lease liabilities are recognized at the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers fixed and determinable payments at the time of commencement. As most of the Company leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The ROU asset is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

Payments under the Company’s lease agreements are primarily fixed, however, certain lease agreements contain variable costs such as common area maintenance, real estate taxes, and insurance are not included in the lease liability and are recognized as they are incurred. Refer to Note 6.

v.	Derivatives and Hedging:

The Company applies ASC 815, “Derivatives and Hedging” to all features related to debt financing and investments. When features meet the definition of a derivative, are not clearly and closely related to the characteristics of the debt host, and do not qualify for any scope exceptions within ASC 815, they are required to be accounted for separately from the host instrument and recorded as derivative instrument liabilities. The fair value assigned to the embedded derivative instruments is marked to market in each reporting period. For further information regarding embedded derivatives, see Note 8.

w.	Impact of recently issued accounting standard:

ASU 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The ASU will be effective for fiscal years beginning after December 15, 2025, and allows adoption on a prospective basis, with a retrospective option. The Company is in the process of assessing the impacts and method with no early adoption of the standard.

x.	Recently not yet adopted accounting pronouncements:

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is in the process of assessing the impacts and method with no early adoption of the standard.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets.

ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the timing of adoption and impact of this amendment on its Consolidated Financial Statements and related disclosures.

In November 2025, the FASB issued ASU 2025-09 to amend the guidance in Derivatives and Hedging (Topic 815). The update provides targeted improvements intended to enhance the application of hedge accounting, including expanded eligibility of forecasted transactions, additional flexibility in measuring hedge effectiveness, and clarifications related to hedging non-financial items. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating the impact on its financial statement disclosures.

In December 2025, the FASB issued ASU 2025-10, “Accounting for Government Grants Received by Business Entities” (“ASU 2025-10”), which establishes the accounting and presentation for government grants received by a business entity. ASU 2025-10 is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. ASU 2025-10 permits an entity to apply the new guidance using a modified prospective basis, a modified retrospective basis, or a full retrospective basis. The Company is currently evaluating the impact from ASU 2025-10 on its consolidated financial statements.